Total
Thompson Bond Fund
Thompson Bond Fund
Investment Objective
The Thompson Bond Fund (the “Bond Fund”) seeks a higher level of current income while preserving capital.
Fees and Expenses of the Bond Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Bond Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Thompson Bond Fund Thompson Bond Fund USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Outgoing Wire Transfer Fee	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Thompson Bond Fund Thompson Bond Fund
Management Fees	0.60%
Distribution (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.75%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 year	3 years	5 years	10 years
Thompson Bond Fund | Thompson Bond Fund | USD ($)	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Bond Fund normally invests at least 80% of its net assets plus any borrowing for investment purposes in a diversified portfolio of bonds, including corporate bonds of domestic issuers and of foreign issuers payable in U.S. dollars, short-term debt instruments, mortgage- and asset-backed securities, bonds of foreign government issuers (including their agencies and instrumentalities) payable in U.S. dollars, and U.S. Treasury securities and other debt securities issued or guaranteed by the U.S. Government (including its agencies and instrumentalities). Although the Bond Fund invests primarily in debt securities rated investment grade by one or more nationally recognized rating agency, it may invest up to 10% of its net assets in securities rated below investment grade (commonly referred to as “junk” or “high-yield” securities). From time to time, the Bond Fund’s assets represented by debt securities rated below investment grade may exceed 10% due to changes in the value of those securities and/or the Fund as a whole and downgrades that occur after such securities were acquired. However, the Bond Fund will not acquire any debt securities rated below investment grade while its net assets that are represented by such securities exceed this limit. The Bond Fund may invest up to 20% of its net assets in other non-debt securities, which include convertible bonds, common stocks and variable-rate demand notes. The dollar-weighted average portfolio maturity of the Bond Fund will normally not exceed 10 years. The Bond Fund does not purchase securities with a view to rapid turnover.

Principal Risks of Investing in the Fund
Past Performance

The bar chart and table below provide some indication of the risks of investing in the Bond Fund by showing how the Fund’s total returns before taxes have varied from year to year and how the Fund’s average annual total returns (both before and after taxes) for one, five and ten years compare to the Fund’s benchmark index and two supplementary indices. As with all mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Bond Fund Calendar Year Total Returns

The Fund’s highest/lowest quarterly results during this period were:
Highest:	5.32%	(quarter ended 6/30/16)
Lowest:	-9.50%	(quarter ended 3/31/20)

Bond Fund Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Returns - Thompson Bond Fund		1 Year	5 Years	10 Years
Thompson Bond Fund		6.98%	1.71%	2.31%
After Taxes on Distributions | Thompson Bond Fund		4.49%	(0.05%)	0.63%
After Taxes on Distributions and Sale of Fund Shares | Thompson Bond Fund		4.13%	0.58%	1.03%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	[1]	5.53%	1.10%	1.81%
Bloomberg U.S. Govt./Credit 1-5 year Index (reflects no deductions for fees, expenses or taxes)		4.89%	1.54%	1.43%
Bloomberg U.S. Credit 1-5 year Index (reflects no deductions for fees, expenses or taxes)		5.94%	2.21%	2.01%
[1]	Effective March 31, 2024, in anticipation of new regulatory requirements, the Fund’s regulatory index has changed from the Bloomberg U.S. Govt./Credit 1-5 year Index to the Bloomberg U.S. Aggregate Bond Index in the Fund’s total return table.

After-tax returns are calculated using the highest individual federal marginal income tax rate for 2023 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P.

The Bond Fund’s annualized yield for the 30 days ended December 31, 2023 was 6.72%. For current yield information, please call 1-800-999-0887 or visit our website at www.thompsonim.com.